American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2020

Global Bond - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 43.2%
Australia — 1.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	24,679,000	17,971,616
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,125,754
			21,097,370
Austria — 0.8%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,196,989
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,934,000	3,517,058
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,613,000	3,036,764
			10,750,811
Belgium — 0.5%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,648,656
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,507,000	3,542,769
			6,191,425
Canada — 2.9%
Canadian Government Bond, 2.00%, 11/1/20	CAD	19,500,000	14,779,273
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,600,838
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,337,000	8,349,843
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,347,000	5,176,295
			37,906,249
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	306,378
China — 2.9%
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	23,110,359
China Government Bond, 3.25%, 6/6/26	CNY	77,700,000	11,401,963
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,618,390
China Government Bond, 3.86%, 7/22/49	CNY	11,000,000	1,667,165
			37,797,877
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,370,803
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,945,000	2,242,409
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	492,746
			2,735,155
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	881,286
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	881,286
			1,762,572
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,008,422
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	687,582
			1,696,004
Finland — 0.6%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,805,000	5,274,631

Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,020,000	2,911,390
			8,186,021
France — 2.0%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	5,907,408
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	2,722,000	5,033,521
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	11,797,531	14,507,758
			25,448,687
Germany — 5.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	755,101
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	9,285,000	10,727,451
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	1,439,000	3,226,473
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	48,537,664	56,394,696
			71,103,721
Indonesia — 0.6%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	7,295,237
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	5,678,190
Italy — 2.9%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	15,533,000	18,794,235
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	10,940,000	19,078,261
			37,872,496
Japan — 8.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,439,850,000	18,344,601
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,188,450,000	15,012,338
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,829,850,000	21,542,092
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,031,800,000	11,036,037
Japanese Government CPI Linked Bond, 0.10%, 3/10/26	JPY	2,276,782,875	21,468,221
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	2,383,654,252	22,557,326
			109,960,615
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,322,261
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	18,350,000	4,694,039
Mexico — 0.8%
Mexican Bonos, 5.75%, 3/5/26	MXN	74,000,000	3,754,260
Mexico Government International Bond, 4.15%, 3/28/27		$1,900,000	2,066,744
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,656,223
			10,477,227
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25		$2,000,000	2,107,101
Netherlands — 1.1%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,433,554
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,646,418
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,270,000	2,432,400
			14,512,372
Norway — 1.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	33,725,000	3,756,029
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,111,476

Norway Government Bond, 1.75%, 9/6/29(1)	NOK	116,200,000	13,142,146
			20,009,651
Peru — 1.1%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	42,600,000	14,624,060
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,452,550
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,348,228
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	541,823
			3,890,051
Russia — 0.3%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,290,184
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	2,621,885
			3,912,069
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,311,843
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	868,960
Singapore — 0.4%
Singapore Government Bond, 3.125%, 9/1/22	SGD	6,510,000	4,976,697
South Africa — 0.6%
Republic of South Africa Government Bond, 8.75%, 2/28/48	ZAR	116,000,000	6,769,017
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	262,348
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,309,597
			8,340,962
Spain — 0.8%
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	6,770,000	10,456,527
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,964,759
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,414,908
			8,379,667
Thailand — 0.8%
Thailand Government Bond, 3.625%, 6/16/23	THB	65,000,000	2,258,722
Thailand Government Bond, 3.85%, 12/12/25	THB	227,200,000	8,391,405
			10,650,127
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$2,000,000	2,227,236
United Kingdom — 4.2%
United Kingdom Gilt, 0.50%, 7/22/22	GBP	12,000,000	15,881,155
United Kingdom Gilt, 1.50%, 7/22/26	GBP	13,876,000	19,639,235
United Kingdom Gilt, 4.50%, 12/7/42	GBP	2,630,000	5,966,446
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,956,000	7,152,092
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,497,000	6,583,451
			55,222,379
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $534,753,170)			566,595,390
CORPORATE BONDS — 31.7%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45		$240,000	278,603

United Technologies Corp., 5.70%, 4/15/40		380,000	539,959
			818,562
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	562,128
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,845,816
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	453,045
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		540,000	548,571
General Motors Co., 5.15%, 4/1/38		560,000	597,393
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,889,798
General Motors Financial Co., Inc., 5.25%, 3/1/26		320,000	359,791
			6,694,414
Banks — 8.3%
Banco Santander SA, 3.50%, 4/11/22		1,000,000	1,032,436
Bancolombia SA, 3.00%, 1/29/25		2,900,000	2,921,054
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,504,949
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,244,468
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28		$2,500,000	2,744,689
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		250,000	315,006
Bank of America Corp., VRN, 3.42%, 12/20/28		120,000	129,052
Bank of Montreal, MTN, 3.30%, 2/5/24		450,000	475,026
Bank of Nova Scotia (The), 2.20%, 2/3/25		3,396,000	3,432,858
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	1,700,000	1,959,348
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,100,000	2,395,765
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)		$1,390,000	1,425,562
BPCE SA, 3.00%, 5/22/22(1)		790,000	808,655
BPCE SA, 5.15%, 7/21/24(1)		300,000	333,857
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	1,059,427
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25		$1,100,000	1,111,638
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,121,496
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,375,166
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,944,791
Citigroup, Inc., VRN, 3.52%, 10/27/28		470,000	506,245
Cooperatieve Rabobank UA, 3.95%, 11/9/22		1,200,000	1,261,051
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,500,000	1,714,806
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,744,105
Discover Bank, 3.35%, 2/6/23		$500,000	519,531
Discover Bank, 3.45%, 7/27/26		550,000	582,216
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,119,487
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	9,000,000	10,467,205
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	9,613,403
Fifth Third BanCorp., 2.375%, 1/28/25		$1,070,000	1,091,143
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,623,973
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,626,925
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	333,076
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,285,373
HSBC Holdings plc, VRN, 3.26%, 3/13/23		340,000	348,976
HSBC Holdings plc, VRN, 2.63%, 11/7/25		700,000	712,029
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	403,998

Huntington Bancshares, Inc., 2.55%, 2/4/30(3)		1,410,000	1,416,994
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,900,000	2,334,545
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,271,482
JPMorgan Chase & Co., 4.625%, 5/10/21		$910,000	943,500
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	227,075
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	285,238
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24		500,000	538,861
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28		600,000	649,627
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30		680,000	750,549
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		950,000	1,127,082
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		550,000	645,367
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,534,107
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,650,305
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	600,000	687,543
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26(3)		$700,000	704,655
PNC Bank N.A., 2.70%, 10/22/29		920,000	948,313
PNC Bank N.A., VRN, 2.03%, 12/9/22		1,310,000	1,317,071
PNC Financial Services Group, Inc. (The), 2.55%, 1/22/30		860,000	880,691
Regions Financial Corp., 2.75%, 8/14/22		610,000	624,055
Regions Financial Corp., 3.80%, 8/14/23		500,000	533,404
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,300,000	3,186,865
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25		$1,300,000	1,316,092
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,466,098
UniCredit SpA, MTN, VRN, 4.375%, 1/3/27	EUR	600,000	706,152
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	700,000	778,956
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,310,000	1,407,333
Wells Fargo & Co., 3.07%, 1/24/23		430,000	440,192
Wells Fargo & Co., 3.00%, 4/22/26		420,000	440,715
Wells Fargo & Co., 3.00%, 10/23/26		1,070,000	1,123,061
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	302,946
Wells Fargo & Co., MTN, 4.75%, 12/7/46		200,000	248,758
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		440,000	476,480
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30		900,000	930,723
Westpac Banking Corp., 2.65%, 1/16/30		1,100,000	1,131,621
			108,315,241
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		860,000	1,075,905
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		750,000	889,328
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	568,965
			2,534,198
Biotechnology — 0.7%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,407,475
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,807,140
AbbVie, Inc., 3.20%, 11/21/29(1)		1,600,000	1,674,733
AbbVie, Inc., 4.25%, 11/21/49(1)		590,000	640,464
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,049,265
Amgen, Inc., 4.66%, 6/15/51		474,000	575,549
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,685,423
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	232,119
			9,072,168

Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		500,000	551,407
Standard Industries, Inc., 4.75%, 1/15/28(1)		965,000	991,969
			1,543,376
Capital Markets — 2.4%
Ares Capital Corp., 3.25%, 7/15/25		3,223,000	3,265,610
BlackRock, Inc., 2.40%, 4/30/30		1,150,000	1,171,161
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)		250,000	254,151
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	5,000,000	6,764,942
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	600,000	692,659
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,203,907
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,491,547
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,455,752
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	324,208
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,514,597
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	335,980
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25		430,000	452,164
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)		3,533,000	3,550,665
Morgan Stanley, 2.75%, 5/19/22		3,010,000	3,075,476
Morgan Stanley, MTN, 4.00%, 7/23/25		1,580,000	1,737,271
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		600,000	611,116
MSCI, Inc., 4.00%, 11/15/29(1)		1,485,000	1,519,304
UBS Group AG, 3.49%, 5/23/23(1)		1,000,000	1,034,931
UBS Group AG, 4.125%, 9/24/25(1)		200,000	220,971
			31,676,412
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(1)		600,000	663,268
CF Industries, Inc., 5.15%, 3/15/34		460,000	532,151
			1,195,419
Commercial Services and Supplies — 0.3%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		820,000	825,560
Republic Services, Inc., 3.55%, 6/1/22		680,000	704,925
Waste Connections, Inc., 3.50%, 5/1/29		600,000	653,622
Waste Connections, Inc., 2.60%, 2/1/30		1,100,000	1,112,663
Waste Management, Inc., 4.15%, 7/15/49		420,000	505,724
			3,802,494
Communications Equipment — 0.1%
Motorola Solutions, Inc., 4.60%, 5/23/29		750,000	844,125
Construction and Engineering — 0.1%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	700,000	800,011
Consumer Finance — 0.5%
Ally Financial, Inc., 5.75%, 11/20/25		$1,067,000	1,215,537
American Express Co., 3.00%, 10/30/24		300,000	315,207
Avolon Holdings Funding Ltd., 3.25%, 2/15/27(1)		800,000	810,528
Capital One Bank USA N.A., VRN, 2.28%, 1/28/26		558,000	561,293
Capital One Financial Corp., 3.80%, 1/31/28		1,840,000	2,006,447
Discover Financial Services, 3.75%, 3/4/25		200,000	213,672
Navient Corp., 5.00%, 3/15/27		500,000	500,000
Synchrony Financial, 3.95%, 12/1/27		650,000	693,951
			6,316,635

Containers and Packaging — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		1,850,000	1,943,610
Berry Global, Inc., 4.875%, 7/15/26(1)		1,510,000	1,580,556
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		735,000	768,331
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		950,000	974,543
			5,267,040
Diversified Consumer Services†
Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	227,077
Diversified Financial Services — 0.2%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,961,823
Voya Financial, Inc., 5.70%, 7/15/43		435,000	594,794
			2,556,617
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,496,723
AT&T, Inc., 2.95%, 7/15/26		700,000	728,592
AT&T, Inc., 3.80%, 2/15/27		200,000	218,340
AT&T, Inc., 5.15%, 11/15/46		672,000	821,883
Deutsche Telekom AG, 3.625%, 1/21/50(1)		790,000	817,910
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	600,000	694,230
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		$450,000	485,424
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,999,980
Orange SA, 4.125%, 9/14/21		$680,000	707,706
Telefonica Emisiones SA, 5.46%, 2/16/21		690,000	715,690
Telefonica Europe BV, VRN, 3.00%(4)	EUR	2,000,000	2,309,551
Verizon Communications, Inc., 4.40%, 11/1/34		$825,000	990,003
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,633,203
			14,619,235
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	729,011
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	787,622
Commonwealth Edison Co., 3.20%, 11/15/49		170,000	176,763
Duke Energy Corp., 3.55%, 9/15/21		680,000	697,522
Duke Energy Corp., 2.65%, 9/1/26		300,000	309,119
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	429,898
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	201,681
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	504,241
Exelon Corp., 4.45%, 4/15/46		600,000	707,639
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	713,614
FirstEnergy Corp., 4.25%, 3/15/23		900,000	959,395
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)		300,000	363,428
Florida Power & Light Co., 4.125%, 2/1/42		525,000	634,560
Florida Power & Light Co., 3.15%, 10/1/49		280,000	297,552
Georgia Power Co., 3.70%, 1/30/50		—	—
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	853,603
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	246,256
Nevada Power Co., 2.40%, 5/1/30		399,000	401,288
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	704,796
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	2,090,355
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49		280,000	290,863

Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	437,447
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	395,726
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	161,372
			13,093,751
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies BV, 5.00%, 10/1/25(1)		910,000	986,972
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29		418,000	437,045
Entertainment — 0.1%
Walt Disney Co. (The), 4.75%, 9/15/44		640,000	826,976
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26		870,000	925,750
American Tower Corp., 2.90%, 1/15/30		1,791,000	1,824,480
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	256,984
Boston Properties LP, 3.65%, 2/1/26		860,000	933,091
Crown Castle International Corp., 5.25%, 1/15/23		840,000	919,298
Duke Realty LP, 2.875%, 11/15/29		1,042,000	1,073,108
Essex Portfolio LP, 3.25%, 5/1/23		550,000	571,424
Essex Portfolio LP, 3.00%, 1/15/30		310,000	323,235
Kimco Realty Corp., 2.80%, 10/1/26		800,000	825,963
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		250,000	263,431
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29		1,170,000	1,226,306
SBA Communications Corp., 3.875%, 2/15/27(1)(3)		80,000	81,300
Service Properties Trust, 4.65%, 3/15/24		220,000	231,921
Ventas Realty LP, 4.125%, 1/15/26		250,000	274,318
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)(3)		763,000	777,783
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)		270,000	277,605
			10,785,997
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)(3)		1,580,000	1,627,400
Kroger Co. (The), 3.875%, 10/15/46		330,000	335,987
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,400,000	1,698,794
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	6,015,134
			9,677,315
Food Products — 0.3%
Conagra Brands, Inc., 4.60%, 11/1/25		$1,290,000	1,452,100
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,930,000	2,030,524
			3,482,624
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	644,890
Becton Dickinson and Co., 3.70%, 6/6/27		307,000	333,915
DH Europe Finance II Sarl, 3.40%, 11/15/49		790,000	849,244
Medtronic, Inc., 3.50%, 3/15/25		321,000	347,866
Medtronic, Inc., 4.375%, 3/15/35		437,000	541,948
			2,717,863
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27		370,000	400,008
Anthem, Inc., 4.65%, 1/15/43		460,000	532,115
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		730,000	769,785

Centene Corp., 4.625%, 12/15/29(1)		1,340,000	1,444,721
CommonSpirit Health, 2.95%, 11/1/22		10,000	10,262
CVS Health Corp., 3.50%, 7/20/22		250,000	259,078
CVS Health Corp., 2.75%, 12/1/22		690,000	704,808
CVS Health Corp., 4.30%, 3/25/28		900,000	999,212
CVS Health Corp., 4.78%, 3/25/38		270,000	315,813
CVS Health Corp., 5.05%, 3/25/48		410,000	496,081
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	988,912
HCA, Inc., 5.00%, 3/15/24		710,000	786,901
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,500,378
HCA, Inc., 4.125%, 6/15/29		1,300,000	1,410,691
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		1,470,000	1,530,637
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	623,805
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	777,383
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	389,496
			13,940,086
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 5/15/27(1)		1,500,000	1,586,044
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	300,056
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	571,763
McDonald's Corp., MTN, 3.625%, 9/1/49		300,000	321,168
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	597,032
			1,790,019
Household Durables — 0.6%
D.R. Horton, Inc., 2.50%, 10/15/24		600,000	611,620
Lennar Corp., 4.75%, 4/1/21		1,200,000	1,230,684
Lennar Corp., 4.75%, 11/29/27		850,000	942,947
MDC Holdings, Inc., 3.85%, 1/15/30		2,400,000	2,415,780
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	992,027
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,805,000	1,818,583
			8,011,641
Household Products†
Kimberly-Clark Corp., 2.875%, 2/7/50(3)		570,000	572,838
Insurance — 2.3%
Allianz SE, VRN, 3.375%(4)	EUR	2,200,000	2,707,323
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,475,287
American International Group, Inc., 4.50%, 7/16/44		200,000	238,717
Assicurazioni Generali SpA, MTN, VRN, 4.60%(4)	EUR	2,900,000	3,624,998
AXA SA, MTN, VRN, 6.69%(4)	GBP	1,100,000	1,778,515
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	2,200,000	2,822,453
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	702,170
BNP Paribas Cardif SA, VRN, 4.03%(4)	EUR	2,200,000	2,770,208
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	641,781
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	357,452
CNP Assurances, VRN, 4.00%(4)	EUR	2,200,000	2,749,220
Credit Agricole Assurances SA, VRN, 4.25%(4)	EUR	2,500,000	3,119,113
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	500,000	584,281
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		$1,205,000	1,311,503

Intesa Sanpaolo Vita SpA, VRN, 4.75%(4)	EUR	1,600,000	1,988,796
Markel Corp., 4.90%, 7/1/22		$590,000	631,486
MetLife, Inc., 4.875%, 11/13/43		680,000	887,900
Prudential Financial, Inc., 3.94%, 12/7/49		76,000	85,475
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,050,000	1,130,535
WR Berkley Corp., 4.625%, 3/15/22		660,000	698,125
			30,305,338
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		640,000	673,807
Fiserv, Inc., 3.50%, 7/1/29		338,000	365,212
Global Payments, Inc., 3.20%, 8/15/29		600,000	630,292
Mastercard, Inc., 3.65%, 6/1/49		300,000	350,354
Western Union Co. (The), 2.85%, 1/10/25		730,000	748,091
			2,767,756
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	262,847
Media — 1.0%
Cable Onda SA, 4.50%, 1/30/30(1)		5,500,000	5,696,020
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		880,000	985,458
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		670,000	870,406
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		120,000	129,690
Comcast Corp., 4.40%, 8/15/35		550,000	670,133
Comcast Corp., 4.75%, 3/1/44		935,000	1,190,990
Comcast Corp., 3.97%, 11/1/47		935,000	1,074,845
TEGNA, Inc., 5.00%, 9/15/29(1)		1,350,000	1,368,562
ViacomCBS, Inc., 4.25%, 9/1/23		500,000	538,803
ViacomCBS, Inc., 4.375%, 3/15/43		580,000	628,768
			13,153,675
Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,500,000	2,604,337
Novelis Corp., 4.75%, 1/30/30(1)		1,570,000	1,575,888
Steel Dynamics, Inc., 3.45%, 4/15/30		410,000	422,734
			4,602,959
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 4.25%, 11/1/28		690,000	776,584
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,800,000	2,595,353
Dominion Energy, Inc., 3.90%, 10/1/25		$480,000	524,519
Dominion Energy, Inc., 4.90%, 8/1/41		340,000	419,624
E.ON SE, MTN, 1.625%, 5/22/29	EUR	1,400,000	1,719,634
NiSource, Inc., 5.65%, 2/1/45		$410,000	546,369
Sempra Energy, 2.875%, 10/1/22		680,000	697,107
Sempra Energy, 3.25%, 6/15/27		500,000	529,780
Sempra Energy, 4.00%, 2/1/48		250,000	277,281
			8,086,251
Multiline Retail — 0.1%
Target Corp., 2.35%, 2/15/30		850,000	864,802
Oil, Gas and Consumable Fuels — 3.9%
Aker BP ASA, 3.75%, 1/15/30(1)		1,200,000	1,219,458
BP Capital Markets America, Inc., 4.50%, 10/1/20		690,000	702,367
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,063,748

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,104,508
Concho Resources, Inc., 4.375%, 1/15/25		710,000	734,135
Continental Resources, Inc., 5.00%, 9/15/22		313,000	314,834
Continental Resources, Inc., 3.80%, 6/1/24		1,390,000	1,449,016
Continental Resources, Inc., 4.375%, 1/15/28		300,000	316,927
Diamondback Energy, Inc., 5.375%, 5/31/25		1,590,000	1,663,252
Diamondback Energy, Inc., 3.50%, 12/1/29		1,030,000	1,043,544
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,904,587
Enbridge, Inc., 4.00%, 10/1/23		530,000	564,393
Enbridge, Inc., 3.125%, 11/15/29		700,000	723,557
Energy Transfer Operating LP, 3.60%, 2/1/23		630,000	652,242
Energy Transfer Operating LP, 5.25%, 4/15/29		500,000	569,324
Energy Transfer Operating LP, 3.75%, 5/15/30		850,000	869,235
Energy Transfer Operating LP, 4.90%, 3/15/35		320,000	351,711
EnLink Midstream LLC, 5.375%, 6/1/29		1,600,000	1,451,716
EnLink Midstream Partners LP, 4.85%, 7/15/26		1,600,000	1,467,716
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	540,154
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	1,050,113
Equinor ASA, 3.25%, 11/18/49		390,000	413,605
Hess Corp., 6.00%, 1/15/40		410,000	481,742
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)(3)		1,015,000	1,033,082
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,253,600
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		5,200,000	5,034,214
MPLX LP, 4.875%, 6/1/25		450,000	499,190
MPLX LP, 4.25%, 12/1/27(1)		500,000	537,396
MPLX LP, 4.50%, 4/15/38		280,000	290,166
MPLX LP, 5.20%, 3/1/47		368,000	407,682
Newfield Exploration Co., 5.75%, 1/30/22		620,000	659,728
Newfield Exploration Co., 5.375%, 1/1/26		500,000	549,261
ONEOK, Inc., 3.40%, 9/1/29		480,000	492,333
Ovintiv, Inc., 6.50%, 2/1/38		300,000	350,609
Petroleos Mexicanos, 5.95%, 1/28/31(1)		4,000,000	4,047,000
Petroleos Mexicanos, 6.625%, 6/15/35		1,020,000	1,069,404
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	711,199
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,844,011
Shell International Finance BV, 2.375%, 8/21/22		690,000	702,865
Shell International Finance BV, 3.25%, 5/11/25		230,000	246,175
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	600,664
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	535,248
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		1,585,000	1,616,419
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	704,336
Total Capital International SA, MTN, 1.375%, 3/19/25	EUR	800,000	957,839
TOTAL SA, MTN, VRN, 2.625%(4)	EUR	2,192,000	2,627,620
Tullow Oil plc, 7.00%, 3/1/25(1)		$300,000	243,378
Williams Cos., Inc. (The), 4.125%, 11/15/20		680,000	687,066
Williams Cos., Inc. (The), 4.55%, 6/24/24		850,000	929,058
Williams Cos., Inc. (The), 5.10%, 9/15/45		300,000	331,435
WPX Energy, Inc., 4.50%, 1/15/30		1,047,000	1,054,821
			50,667,683

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	728,771
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,611,236
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,220,000	1,267,318
Bristol-Myers Squibb Co., 3.875%, 8/15/25(1)		1,950,000	2,142,759
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)		220,000	272,113
Elanco Animal Health, Inc., 4.90%, 8/28/28		1,190,000	1,358,720
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		1,300,000	1,311,983
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		890,000	878,252
			8,842,381
Road and Rail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		1,650,000	1,696,753
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,235,000	1,468,011
CSX Corp., 3.25%, 6/1/27		320,000	343,939
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	568,315
Union Pacific Corp., 2.40%, 2/5/30		400,000	402,263
Union Pacific Corp., 3.84%, 3/20/60(1)		300,000	323,160
Union Pacific Corp., MTN, 3.55%, 8/15/39		240,000	260,954
			5,063,395
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	522,676
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		600,000	631,200
			1,153,876
Software — 0.4%
Adobe, Inc., 2.30%, 2/1/30(3)		900,000	915,570
Microsoft Corp., 2.70%, 2/12/25		1,280,000	1,341,253
Microsoft Corp., 3.45%, 8/8/36		1,200,000	1,361,790
Microsoft Corp., 4.25%, 2/6/47		330,000	422,438
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,077,855
Oracle Corp., 2.65%, 7/15/26		600,000	626,801
			5,745,707
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24		750,000	809,897
Home Depot, Inc. (The), 5.95%, 4/1/41		480,000	698,682
Home Depot, Inc. (The), 3.90%, 6/15/47		350,000	407,823
			1,916,402
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25		270,000	282,875
Apple, Inc., 2.50%, 2/9/25		520,000	539,239
Apple, Inc., 2.45%, 8/4/26		600,000	619,479
Apple, Inc., 3.20%, 5/11/27		600,000	648,114
Apple, Inc., 2.90%, 9/12/27		770,000	819,441
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		910,000	997,455
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)		1,580,000	1,846,862
			5,753,465
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	2,700,000	3,134,079

Trading Companies and Distributors — 0.3%
Air Lease Corp., MTN, 3.00%, 2/1/30		$3,344,000	3,352,637
International Lease Finance Corp., 5.875%, 8/15/22		400,000	438,450
			3,791,087
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22		120,000	123,897
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,244,740
Rogers Communications, Inc., 3.70%, 11/15/49		280,000	300,046
Vodafone Group plc, 2.95%, 2/19/23		715,000	737,466
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,000,000	1,256,004
			4,662,153
TOTAL CORPORATE BONDS (Cost $398,965,660)			416,256,950
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.25%), 9/1/35		$779,381	825,293
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.80%), 2/1/38		2,075	2,189
FHLMC, VRN, 4.85%, (12-month LIBOR plus 1.84%), 6/1/38		1,474	1,556
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46		938,929	953,653
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35		432,714	449,546
FNMA, VRN, 3.50%, (6-month LIBOR plus 1.57%), 6/1/35		462,047	479,926
FNMA, VRN, 3.78%, (6-month LIBOR plus 1.54%), 9/1/35		906,161	939,877
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40		4,025	4,204
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47		3,145,485	3,260,350
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47		1,637,221	1,694,726
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47		1,631,822	1,680,194
			10,291,514
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.8%
FHLMC, 6.00%, 2/1/38		1,593	1,837
FHLMC, 4.00%, 12/1/40		4,871	5,252
FHLMC, 4.00%, 10/1/48		6,780,867	7,096,548
FNMA, 5.00%, 7/1/31		18,017	19,460
FNMA, 5.50%, 5/1/33		5,138	5,737
FNMA, 5.00%, 9/1/33		765,216	848,649
FNMA, 5.00%, 11/1/33		4,456	4,830
FNMA, 5.00%, 9/1/35		13,348	14,795
FNMA, 6.00%, 4/1/37		6,134	7,050
FNMA, 6.00%, 7/1/37		6,708	7,710
FNMA, 6.00%, 8/1/37		4,753	5,452
FNMA, 5.50%, 1/1/39		9,312	10,463
FNMA, 5.50%, 3/1/39		1,093	1,232
FNMA, 4.50%, 5/1/39		1,387,879	1,515,560
FNMA, 5.00%, 8/1/39		3,098	3,438
FNMA, 4.50%, 3/1/40		1,562,041	1,707,455
FNMA, 5.00%, 8/1/40		768,037	851,902
FNMA, 3.50%, 10/1/40		2,197,403	2,324,576
FNMA, 3.50%, 12/1/40		27,814	29,424
FNMA, 4.50%, 9/1/41		13,542	14,805
FNMA, 3.50%, 5/1/42		36,521	38,651
FNMA, 3.50%, 6/1/42		21,488	22,924

FNMA, 3.50%, 9/1/42	16,063	17,000
FNMA, 3.00%, 11/1/42	22,977	23,857
FNMA, 3.50%, 12/1/42	17,492,560	18,134,420
FNMA, 3.00%, 5/1/43	2,741,792	2,847,212
FNMA, 3.50%, 5/1/46	5,615,615	5,871,999
FNMA, 3.50%, 7/1/47	4,359,733	4,543,350
FNMA, 3.50%, 10/1/47	11,091,514	11,577,052
FNMA, 3.00%, 11/1/48	15,565,878	16,014,460
GNMA, 3.00%, TBA	4,665,000	4,797,040
GNMA, 6.00%, 7/15/33	3,491	3,993
GNMA, 5.00%, 3/20/36	21,881	24,355
GNMA, 5.50%, 1/15/39	3,129	3,475
GNMA, 5.50%, 9/15/39	15,054	16,687
GNMA, 4.50%, 10/15/39	6,384	7,027
GNMA, 5.00%, 10/15/39	10,008	11,184
GNMA, 4.50%, 1/15/40	7,530	8,243
GNMA, 4.00%, 12/15/40	8,070	8,647
GNMA, 4.50%, 12/15/40	27,523	30,152
GNMA, 4.50%, 7/20/41	1,242,686	1,349,801
GNMA, 3.50%, 6/20/42	4,817,385	5,097,852
GNMA, 2.50%, 7/20/46	3,962,004	4,028,738
GNMA, 2.50%, 2/20/47	641,298	652,083
		89,606,377
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $99,135,654)		99,897,891
COLLATERALIZED LOAN OBLIGATIONS — 5.7%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)(3)	6,000,000	6,000,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(1)	3,525,000	3,527,239
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(1)	2,190,000	2,166,695
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.27%, (3-month LIBOR plus 1.45%), 4/20/31(1)	3,200,000	3,130,452
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(1)	4,500,000	4,435,301
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.24%, (3-month LIBOR plus 1.40%), 4/17/31(1)	4,684,800	4,578,122
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 2.91%, (3-month LIBOR plus 1.11%), 1/22/31(1)	5,000,000	4,991,193
CIFC Funding Ltd., Series 2019-1A, Class A, VRN, 3.17%, (3-month LIBOR plus 1.35%), 4/20/32(1)	5,300,000	5,292,783
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(1)	5,000,000	4,956,222
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.37%, (3-month LIBOR plus 1.55%), 4/20/30(1)	3,080,000	3,081,700
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)	2,675,000	2,672,693
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.66%, (3-month LIBOR plus 1.90%), 1/20/33(1)	5,300,000	5,306,657
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(1)	1,000,000	996,935
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.42%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,000,000	1,982,374
LCM XIV LP, Series 2014A, Class AR, VRN, 2.87%, (3-month LIBOR plus 1.04%), 7/20/31(1)	3,200,000	3,179,571
LCM XIV LP, Series 2014A, Class BR, VRN, 3.40%, (3-month LIBOR plus 1.58%), 7/20/31(1)	3,750,000	3,706,792
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.33%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,500,000	2,472,741
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	3,500,000	3,514,799
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(1)	2,500,000	2,502,017
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(1)(3)	2,000,000	2,000,000

Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 2.97%, (3-month LIBOR plus 1.15%), 10/18/31(1)	2,350,000	2,344,261
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.52%, (3-month LIBOR plus 1.70%), 10/18/31(1)	2,000,000	1,984,908
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $74,976,445)		74,823,455
ASSET-BACKED SECURITIES — 4.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,076,054	1,084,820
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	2,757,690	2,926,967
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.37%, (1-month LIBOR plus 0.65%), 4/10/31(1)	1,775,616	1,776,108
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	5,020,248	5,071,587
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 12/17/36(1)	4,175,000	4,177,459
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.62%, (1-month LIBOR plus 0.95%), 3/17/37(1)	3,900,000	3,880,653
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.96%, (1-month LIBOR plus 1.28%), 6/17/37(1)	3,875,000	3,886,661
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(1)	5,925,000	5,941,370
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	36,089	36,215
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	370,111	371,383
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	3,992,569	4,020,469
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,597,526
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,487,660
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	746,294	756,227
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	486,799	487,100
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	846,350	848,968
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	553,689	557,106
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	586,914	588,492
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	2,996,086	3,043,128
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	2,905,429	2,926,564
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	3,000,000	3,123,430
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,550,240	2,644,080
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	2,416,301	2,420,369
TOTAL ASSET-BACKED SECURITIES (Cost $55,854,940)		56,654,342
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	3,200,000	3,437,815
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.73%, 10/10/47	1,960,000	2,092,563
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	2,500,000	2,664,101
Commercial Mortgage Trust, Series 2020-CBM, Class C, SEQ, 3.40%, 11/13/39(1)(3)	4,500,000	4,642,383
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	2,925,000	3,167,121
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,142,438
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	3,000,000	3,203,131
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	2,200,000	2,333,931
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.41%, 2/13/53	3,200,000	3,399,238
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	3,135,208
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	2,200,000	2,341,857
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	3,000,000	3,244,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	3,156,752
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	3,000,000	3,217,534
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,774,494)		42,178,375
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.78%, 2/25/35	439,648	449,220

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	390,158	391,661
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.27%, 8/25/35	1,061,242	977,402
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	401,178	414,642
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.31%, 7/25/37	1,497,506	1,471,525
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.86%, 8/25/34	743,039	757,424
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.60%, 8/25/35	21,600	22,360
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,513	2,578
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	575,096	621,705
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	1,840	1,934
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.02%, 1/25/37	258,209	223,549
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	7,418	7,857
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	420,785	435,320
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	345,969	356,450
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	290,284	293,314
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	412,250	409,807
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.41%, 4/25/35	3,761	3,874
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	266,947	296,017
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.69%, 11/21/34	564,370	583,148
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.88%, 2/25/35	526,196	539,011
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.88%, 2/25/35	266,793	272,648
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	2,623,279	2,798,102
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.16%, (1-month LIBOR plus 1.50%), 6/25/57(1)	707,638	720,764
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	1,422,518	1,451,928
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	2,569,371	2,604,039
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.79%, 7/25/34	898,005	918,938
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.05%, 7/25/36	1,466,814	1,427,963
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.29%, 8/25/35	439,513	444,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.85%, 3/25/36	695,957	666,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	12,876	12,639
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.55%, 10/25/36	3,688	3,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.63%, 10/25/36	2,573	2,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	296,403	285,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	296,250	288,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.17%, 4/25/36	375,488	358,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	297,882	294,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	865,220	825,033
		21,635,395
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.91%, (1-month LIBOR plus 3.25%), 5/25/25	1,500,000	1,610,315
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.01%, (1-month LIBOR plus 1.35%), 3/25/29	546,970	549,234
FNMA, Series 2014-C02, Class 1M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	1,384,465	1,441,636
FNMA, Series 2014-C02, Class 2M2, VRN, 4.26%, (1-month LIBOR plus 2.60%), 5/25/24	2,005,677	2,076,962
FNMA, Series 2016-C03, Class 2M2, VRN, 7.56%, (1-month LIBOR plus 5.90%), 10/25/28	1,156,892	1,255,268
FNMA, Series 2017-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 3.00%), 10/25/29	4,000,000	4,201,243
FNMA, Series 2017-C06, Class 2M2, VRN, 4.46%, (1-month LIBOR plus 2.80%), 2/25/30	2,836,695	2,917,068
FNMA, Series 2017-C07, Class 1M1, VRN, 2.31%, (1-month LIBOR plus 0.65%), 5/25/30	920,107	920,227

FNMA, Series 2017-C07, Class 1M2, VRN, 4.06%, (1-month LIBOR plus 2.40%), 5/25/30	3,725,000	3,800,576
		18,772,529
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,704,790)		40,407,924
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	563,450
Chicago GO, 7.05%, 1/1/29	400,000	462,996
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)(3)	500,000	512,775
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	1,055,844
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	285,100
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	220,838
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	362,191
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48(3)	570,000	576,635
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	179,171
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	353,455
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	272,272
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	405,000	531,490
San Diego County Water Authority Rev., 6.14%, 5/1/49	100,000	149,419
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	266,575
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	956,861
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	188,131
State of California GO, 4.60%, 4/1/38	110,000	124,739
State of California GO, 7.55%, 4/1/39	400,000	676,924
State of California GO, 7.30%, 10/1/39	90,000	144,059
State of Illinois GO, 5.10%, 6/1/33	200,000	225,648
University of California Rev., 4.60%, 5/15/31	400,000	472,204
TOTAL MUNICIPAL SECURITIES (Cost $7,547,497)		8,580,777
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Bonds, 2.50%, 5/15/46	700,000	769,316
U.S. Treasury Bonds, 3.00%, 2/15/49	490,000	598,413
U.S. Treasury Bonds, 2.375%, 11/15/49(5)	600,000	650,766
U.S. Treasury Notes, 2.25%, 3/31/20(5)	4,000,000	4,003,836
TOTAL U.S. TREASURY SECURITIES (Cost $5,743,046)		6,022,331
BANK LOAN OBLIGATIONS(6) — 0.4%
Diversified Telecommunication Services — 0.2%
Zayo Group, LLC, 2017 Incremental Term Loan, 3.90%, (1-month LIBOR plus 2.25%), 1/19/24	1,900,000	1,903,619
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.15%, (1-month LIBOR plus 2.50%), 2/16/23	1,560,701	1,568,630
Hotels, Restaurants and Leisure†
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.40%, (1-month LIBOR plus 2.75%), 12/23/24	377,853	378,174
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 4.67%, (1-month LIBOR plus 3.00%), 6/2/25	1,330,989	1,338,063
TOTAL BANK LOAN OBLIGATIONS (Cost $5,176,329)		5,188,486
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $1,020,000)	1,020,000	1,042,593

TEMPORARY CASH INVESTMENTS(7) — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $11,650,520), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $11,406,283)		11,405,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $623,600), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $606,033)		606,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,649	35,649
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,046,649)		12,046,649
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $1,275,698,674)		1,329,695,163
OTHER ASSETS AND LIABILITIES — (1.4)%		(18,063,778)
TOTAL NET ASSETS — 100.0%		$1,311,631,385

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,736,263	USD	6,730,679	UBS AG	3/18/20	$(208,123)
USD	16,559,508	AUD	23,954,849	UBS AG	3/18/20	511,581
USD	1,787,881	AUD	2,590,531	UBS AG	3/18/20	52,422
USD	5,054,354	AUD	7,322,497	UBS AG	3/18/20	148,838
USD	1,889,464	AUD	2,752,134	UBS AG	3/18/20	45,743
USD	3,011,856	AUD	4,302,037	UBS AG	3/18/20	129,819
BRL	22,212,980	USD	5,397,789	Goldman Sachs & Co.	3/18/20	(222,778)
USD	5,413,839	BRL	22,212,980	Goldman Sachs & Co.	3/18/20	238,828
CAD	808,455	USD	623,216	Morgan Stanley	3/18/20	(12,347)
CAD	13,619,465	USD	10,469,022	Morgan Stanley	3/18/20	(178,145)
USD	45,040,122	CAD	59,366,934	Morgan Stanley	3/18/20	182,424
USD	3,303,679	CAD	4,320,519	Morgan Stanley	3/18/20	39,092
USD	8,340,866	CHF	8,170,963	UBS AG	3/18/20	(167,733)
USD	1,775,337	CHF	1,704,590	UBS AG	3/18/20	311
USD	1,984,760	CHF	1,911,919	UBS AG	3/18/20	(6,163)
CLP	1,260,877,979	USD	1,640,166	Goldman Sachs & Co.	3/18/20	(65,564)
CLP	5,059,601,836	USD	6,540,333	Goldman Sachs & Co.	3/18/20	(221,830)
CLP	3,171,688,087	USD	4,131,147	Goldman Sachs & Co.	3/18/20	(170,297)
USD	4,196,301	CLP	3,175,550,992	Goldman Sachs & Co.	3/18/20	230,628
USD	3,265,804	CLP	2,527,405,591	Goldman Sachs & Co.	3/18/20	109,544
USD	37,285,607	CNY	261,241,603	Goldman Sachs & Co.	3/18/20	(9,226)
COP	10,647,364,800	USD	3,250,607	Goldman Sachs & Co.	3/18/20	(145,359)
USD	6,499,231	COP	21,294,729,600	Goldman Sachs & Co.	3/18/20	288,734
USD	1,660,927	COP	5,452,823,819	Goldman Sachs & Co.	3/18/20	70,640
USD	1,382,940	CZK	31,668,639	UBS AG	3/18/20	(9,496)
USD	2,513,410	DKK	16,778,266	Goldman Sachs & Co.	3/18/20	15,907
EUR	780,034	USD	867,564	JPMorgan Chase Bank N.A.	2/19/20	(1,676)
EUR	2,223,708	USD	2,455,587	JPMorgan Chase Bank N.A.	2/19/20	12,872
EUR	9,088,257	USD	10,122,228	JPMorgan Chase Bank N.A.	2/19/20	(33,677)
USD	273,688,244	EUR	245,431,693	JPMorgan Chase Bank N.A.	2/19/20	1,243,235
USD	2,073,240	EUR	1,861,963	JPMorgan Chase Bank N.A.	2/19/20	6,341
USD	6,124	EUR	5,486	JPMorgan Chase Bank N.A.	2/19/20	35
USD	1,383,875	EUR	1,240,954	JPMorgan Chase Bank N.A.	2/19/20	6,336
USD	801,474	EUR	717,249	JPMorgan Chase Bank N.A.	2/19/20	5,281

GBP	5,012,889	USD	6,558,182	Bank of America N.A.	3/18/20	68,937
GBP	3,181,692	USD	4,137,618	Bank of America N.A.	3/18/20	68,629
GBP	5,011,224	USD	6,620,428	Bank of America N.A.	3/18/20	4,490
GBP	686,466	USD	910,558	Bank of America N.A.	3/18/20	(3,039)
USD	84,987,380	GBP	64,630,169	Bank of America N.A.	3/18/20	(454,734)
USD	12,051,795	GBP	9,001,898	Bank of America N.A.	3/18/20	151,142
USD	982	HUF	289,285	UBS AG	3/18/20	30
IDR	33,953,889,061	USD	2,410,642	Goldman Sachs & Co.	3/18/20	37,390
USD	11,946,131	IDR	168,739,096,103	Goldman Sachs & Co.	3/18/20	(219,741)
USD	2,366,141	IDR	33,220,623,916	Goldman Sachs & Co.	3/18/20	(29,023)
USD	3,368,116	ILS	11,665,840	UBS AG	3/18/20	(18,784)
INR	174,240,633	USD	2,407,304	Goldman Sachs & Co.	3/18/20	13,882
INR	351,525,974	USD	4,933,698	Goldman Sachs & Co.	3/18/20	(49,018)
INR	467,077,761	USD	6,500,282	Goldman Sachs & Co.	3/18/20	(9,936)
USD	2,407,790	INR	172,626,514	Goldman Sachs & Co.	3/18/20	9,034
USD	3,883,990	INR	279,025,845	Goldman Sachs & Co.	3/18/20	6,746
JPY	338,996,990	USD	3,102,748	Bank of America N.A.	2/19/20	28,306
JPY	168,044,165	USD	1,531,825	Bank of America N.A.	2/19/20	20,269
JPY	238,666,525	USD	2,170,069	Bank of America N.A.	2/19/20	34,311
USD	128,716,982	JPY	13,959,974,561	Bank of America N.A.	2/19/20	(220,573)
USD	301,844	KRW	354,198,663	Goldman Sachs & Co.	3/18/20	5,545
KZT	1,808,297,122	USD	4,611,238	Goldman Sachs & Co.	3/18/20	110,803
KZT	1,538,799,295	USD	3,900,632	Goldman Sachs & Co.	3/18/20	117,664
MXN	28,155,060	USD	1,467,770	Morgan Stanley	3/18/20	13,027
MXN	17,149,219	USD	900,770	Morgan Stanley	3/18/20	1,182
USD	3,486,048	MXN	67,373,115	Morgan Stanley	3/18/20	(57,398)
MYR	9,140,664	USD	2,202,570	Goldman Sachs & Co.	3/18/20	20,862
MYR	13,524,523	USD	3,275,496	Goldman Sachs & Co.	3/18/20	14,293
USD	3,662,157	MYR	15,042,310	Goldman Sachs & Co.	3/18/20	3,172
NOK	30,036,245	USD	3,378,557	Goldman Sachs & Co.	3/18/20	(112,467)
NOK	30,523,361	USD	3,389,911	Goldman Sachs & Co.	3/18/20	(70,853)
USD	13,125,786	NOK	119,419,711	Goldman Sachs & Co.	3/18/20	140,291
USD	7,057,890	NOK	64,195,036	Goldman Sachs & Co.	3/18/20	77,432
USD	3,589,605	NOK	31,795,281	Goldman Sachs & Co.	3/18/20	132,240
NZD	12,201	USD	8,043	Bank of America N.A.	3/18/20	(152)
NZD	4,921,970	USD	3,274,980	Bank of America N.A.	3/18/20	(91,682)
PEN	13,265,283	USD	3,952,707	Goldman Sachs & Co.	3/18/20	(41,537)
USD	13,957,709	PEN	47,528,789	Goldman Sachs & Co.	3/18/20	(55,800)
USD	7,227,536	PEN	23,901,460	Goldman Sachs & Co.	3/18/20	180,368
PHP	83,019,813	USD	1,636,826	Goldman Sachs & Co.	3/18/20	(12,957)
USD	3,310,302	PHP	167,991,216	Goldman Sachs & Co.	3/18/20	24,391
PLN	6,177,075	USD	1,626,627	UBS AG	3/18/20	(31,997)
PLN	12,725,874	USD	3,367,792	UBS AG	3/18/20	(82,569)
USD	6,723,195	PLN	25,905,546	UBS AG	3/18/20	35,601
USD	1,241,177	RUB	78,787,406	Goldman Sachs & Co.	3/18/20	14,445
SEK	82,831,372	USD	8,851,019	Goldman Sachs & Co.	3/18/20	(229,371)
USD	3,486,012	SEK	32,470,804	Goldman Sachs & Co.	3/18/20	106,231
USD	5,151,153	SGD	6,977,804	Bank of America N.A.	3/18/20	37,184
USD	14,192,608	THB	428,332,899	Goldman Sachs & Co.	3/18/20	438,563

USD	1,745,633	THB	52,805,392	Goldman Sachs & Co.	3/18/20	50,018
USD	100,956	ZAR	1,485,513	UBS AG	3/18/20	2,538
USD	7,022,428	ZAR	105,935,434	UBS AG	3/18/20	3,973
						$2,067,555

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-OAT 10-Year Bonds	24	March 2020	EUR	2,400,000	$4,450,926	$60,382
Japanese 10-Year Government Bonds	11	March 2020	JPY	1,100,000,000	15,518,066	31,877
Japanese 10-Year Mini Government Bonds	376	March 2020	JPY	3,760,000,000	53,057,450	128,614
Korean Treasury 10-Year Bonds	142	March 2020	KRW	14,200,000,000	15,682,729	195,156
U.K. Gilt 10-Year Bonds	17	March 2020	GBP	1,700,000	3,029,200	63,952
U.S. Treasury 2-Year Notes	892	March 2020	USD	178,400,000	192,992,563	645,737
U.S. Treasury Long Bonds	135	March 2020	USD	13,500,000	22,076,719	565,009
U.S. Treasury Ultra Bonds	117	March 2020	USD	11,700,000	22,661,437	500,174
					$329,469,090	$2,190,901

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	304	March 2020	USD	30,400,000	$40,023,500	$(670,137)
U.S. Treasury 5-Year Notes	75	March 2020	USD	7,500,000	9,024,023	(82,786)
					$49,047,523	$(752,923)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Barclays Bank plc/ Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/24	$20,300,000	$768,851	$(2,747)	$766,104

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.75%	6/21/21	MXN	445,000,000	$391	$320,536	$320,927
MXIBTIIE	Pay	7.75%	6/21/21	MXN	949,000,000	437	680,414	680,851
MXIBTIIE	Pay	7.44%	6/29/21	MXN	694,500,000	420	348,921	349,341
MXIBTIIE	Pay	7.44%	6/29/21	MXN	694,500,000	420	346,325	346,745
MXIBTIIE	Pay	6.58%	10/7/21	MXN	268,000,000	451	(29,850)	(29,399)
MXIBTIIE	Pay	6.73%	12/3/21	MXN	198,000,000	490	10,993	11,483
MXIBTIIE	Receive	7.45%	6/17/24	MXN	200,000,000	484	(414,416)	(413,932)
MXIBTIIE	Receive	7.44%	6/17/24	MXN	420,000,000	529	(860,997)	(860,468)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	307,000,000	508	(505,899)	(505,391)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	307,000,000	508	(501,086)	(500,578)
						$4,638	$(605,059)	$(600,421)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(500)	$(32,248)	$(32,748)
CPURNSA	Receive	1.87%	11/25/29	$19,500,000	(697)	(28,428)	(29,125)
					$(1,197)	$(60,676)	$(61,873)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $328,104,414, which represented 25.0% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Perpetual maturity with no stated maturity date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,254,506.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(7)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $640,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	566,595,390	—
Corporate Bonds	—	416,256,950	—
U.S. Government Agency Mortgage-Backed Securities	—	99,897,891	—
Collateralized Loan Obligations	—	74,823,455	—
Asset-Backed Securities	—	56,654,342	—
Commercial Mortgage-Backed Securities	—	42,178,375	—
Collateralized Mortgage Obligations	—	40,407,924	—
Municipal Securities	—	8,580,777	—
U.S. Treasury Securities	—	6,022,331	—
Bank Loan Obligations	—	5,188,486	—
Preferred Stocks	—	1,042,593	—
Temporary Cash Investments	35,649	12,011,000	—
	35,649	1,329,659,514	—
Other Financial Instruments
Futures Contracts	1,710,920	479,981	—
Swap Agreements	—	2,475,451	—
Forward Foreign Currency Exchange Contracts	—	5,311,600	—
	1,710,920	8,267,032	—

Liabilities
Other Financial Instruments
Futures Contracts	752,923	—	—
Swap Agreements	—	2,371,641	—
Forward Foreign Currency Exchange Contracts	—	3,244,045	—
	752,923	5,615,686	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.